Summary Of Significant Accounting Policies (Schedule Of Reorganization Adjustments To Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 111	[1]	$ 797	[1]	$ 2	$ 746
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Other current assets	4,861
Total current assets	50,363	[1]	41,970
Properties, plant and equipment, net	939,846	[1]	746,045
Intangible assets, net	501,380	[1]	127,760
Other long-term assets	118,880
Total assets	1,610,469	[1]	1,026,892		570,627
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Other current liabilities	9,584
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Other long-term liabilities	17,185
Partner's capital/members' equity	859,609	[1]	455,623		258,753	284,837
Total liabilities and partners' capital/members' equity	1,610,469	[1]	1,026,892
As Previously Reported [Member]
Cash and cash equivalents	21
Accounts receivable - related party	23,863
Accounts receivable	15,123
Other current assets	4,861
Total current assets	43,868
Investment in unconsolidated affiliate	128,646
Properties, plant and equipment, net	784,371
Intangible assets, net	163,021
Other long-term assets	113,501
Total assets	1,233,407
Accrued additions to property, plant and equipment	3,829
Other current liabilities	6,950
Accounts payable, accrued expenses and other liabilities	27,423
Total current liabilities	38,202
Long-term debt	558,161
Other long-term liabilities	16,349
Partner's capital/members' equity	620,695
Total liabilities and partners' capital/members' equity	1,233,407
CMM [Member]
Cash and cash equivalents	90
Accounts receivable	6,513
Total current assets	6,603
Properties, plant and equipment, net	155,475
Intangible assets, net	338,359
Other long-term assets	5,379
Total assets	505,816
Accrued additions to property, plant and equipment	5,384
Other current liabilities	2,634
Accounts payable, accrued expenses and other liabilities	2,402
Total current liabilities	10,420
Long-term debt	127,000
Other long-term liabilities	836
Partner's capital/members' equity	367,560
Total liabilities and partners' capital/members' equity	505,816
Eliminations [Member]
Accounts receivable - related party	(108)
Total current assets	(108)
Investment in unconsolidated affiliate	(128,646)
Total assets	(128,754)
Accounts payable, accrued expenses and other liabilities	(108)
Total current liabilities	(108)
Partner's capital/members' equity	(128,646)
Total liabilities and partners' capital/members' equity	$ (128,754)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.